Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
Fair Value Measurements as of March 31, 2021 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$32,532	$32,532	-	-	$32,532
Total	$32,532	$32,532	-	-	$32,532

Liabilities
Contingent shares issuance liabilities	$8,998	$-	$-	$8,998	$8,998
Contingent consideration	$3,265	$-	$-	$3,265	$3,265
Total	$12,263	$-	$-	$12,263	$12,263

Fair Value Measurements as of December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$38,754	$38,754	-	-	$38,754
Total	$38,754	$38,754	-	-	$38,754

Liabilities
Contingent shares issuance liabilities	$12,450	$-	$-	$12,450	$12,450
Total	$12,450	$-	$-	$12,450	$12,450

Fair Value Measurements as of December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$38,754	$38,754	-	-	$38,754
Total	$38,754	$38,754	-	-	$38,754

Liabilities
Contingent shares issuance liabilities	$12,450	$-	$-	$12,450	$12,450
Total	$12,450	$-	$-	$12,450	$12,450

Fair Value Measurements as of December 31, 2019 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$4,541	$4,541	-	-	$4,541
Total	$4,541	$4,541	-	-	$4,541

Liabilities
Puttable option liabilities	$1	$-	-	$1	$1
Total	$1	$-	-	$1	$1

Schedule of reconciliation of puttable option liabilities fair value measurements using the significant unobservable inputs (Level 3)
	Puttable Option Liabilities
	Shares	Fair Value (in thousands)
Balance, December 31, 2018	154,764	$164
Shares expired unexercised	(32,376)	(22)
Change in fair value	-	(141)
Balance, December 31, 2019	122,388	$1
Shares expired unexercised	(12,141)	(4)
Change in fair value	-	521
Shares exercised	(110,247)	(518)
Balance, December 31, 2020	-	$-

Schedule of reconciliation of contingent consideration fair value measurements using the significant unobservable inputs (Level 3)

Contingent Shares Issuance Liabilities
Balance as of December 31, 2020	$12,450
Contingent shares issuance liabilities	-
(Gain) recognized in statements of operations	(3,452)
Balance as of March 31, 2021	$8,998

Contingent Consideration
Balance as of December 31, 2018	$1,855
(Gain) recognized in statements of operations	(1,855)
Payments	-
Balance as of December 31, 2019	$-

Schedule of reconciliation of contingent shares issuance liabilities fair value measurements using the significant unobservable inputs (Level 3)
Contingent Consideration
Balance as of December 31, 2020	$-
Contingent consideration liability recorded in the opening balance sheet	3,265
Balance as of March 31, 2021	$3,265

Contingent shares issuance liabilities
Balance as of December 31, 2019	$-
Contingent shares issuance liabilities	16,687
(Gain) recognized in statements of operations	(4,237)
Balance as of December 31, 2020	$12,450